Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Summary Of The Company's Common And Preferred Stock

	2011	2010
Common Stock:
Shares authorized	60,000,000	60,000,000
Shares issued	35,981,950	34,864,068
Shares outstanding	35,978,349	34,864,068
Cash dividend per share	$0.18	$0.18

Preferred Stock:
Shares authorized	20,000,000	20,000,000
Shares issued	50,000	50,000
Shares outstanding	50,000	50,000

Aggregate Fair Values Assigned To Each Component Of Tangible Equity Units Offering

(Dollars in thousands, except per unit amounts)	Equity Component	Debt Component	TEU Total
Units issued (1)	4,600	4,600	4,600
Unit price	$40.271818	$9.728182	$50.00
Gross proceeds	185,250	44,750	230,000
Issuance costs, including discount	5,934	1,419	7,353

Net proceeds	$179,316	$43,331	$222,647

Balance sheet impact
Other borrowings	—	43,331	43,331
Surplus	179,316	—	179,316

(1)	TEUs consist of two components: one unit of the equity component and one unit of the debt component.

Market Value Of Company Common Stock And Settlement Rate

Applicable market value of Company common stock	Settlement Rate
Less than or equal to $30.00	1.6666
Greater than $30.00 but less than $37.50	$50.00, divided by the applicable market value
Greater than or equal to $37.50	1.3333

Components Of Other Comprehensive Income (Loss), Including The Related Income Tax Effects

(In thousands)	2011	2010	2009
Unrealized net gains on available-for-sale securities	$4,467	$9,579	$680
Related tax expense	(1,862)	(3,754)	(277)

Net after tax unrealized ganis on available-for-sale securities	2,605	5,825	403

Less: reclassification adjustment for net gains (losses) realized in net income during the year	$1,792	$9,832	$(268)
Related tax expense (benefit)	(712)	(3,787)	103

Net after reclassification adjustment	1,080	6,045	(165)

Cumulative effect of change in accounting	—	156	309

Unrealized net gains (losses) on available-for-sale securities, net of reclassification adjustment	1,525	(64)	877

Unrealized net gains (losses) on derivative used as cash flow hedges	1,690	2,164	5,062
Related tax (expense) benefit	(581)	(834)	(1,950)

After-tax unrealized net gains (losses) on derivatives used as cash flow hedges	1,109	1,330	3,112

Total other comprehensive income	2,634	1,266	3,989

Schedule Of Roll-Forward Of The Change In Accumulated Other Comprehensive Loss

(In thousands)	2011	2010	2009
Accumulated other comprehensive loss at beginning of year	$(5,512)	$(6,622)	$(10,302)
Cumulative effect of change in accounting	—	(156)	(309)
Other comprehensive income	2,634	1,266	3,989

Accumulated other comprehensive loss at end of year	(2,878)	(5,512)	(6,622)

Schedule Of Accumulated Other Comprehensive Loss

(In thousands)	2011	2010	2009
Accumulated unrealized gains on securities available-for-sale	$4,204	$2,679	$2,899
Accumulated unrealized losses on derivatives used as cash flow hedges	(7,082)	(8,191)	(9,521)

Total accumulated other comprehensive loss at end of year	(2,878)	(5,512)	(6,622)